Income Taxes (Schedule of Aggregate Amount and Per Share Effect of Tax Holidays) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares
Aggregate amount and per share effect of the tax holidays
Aggregate amount	¥ 0	$ 0	¥ 0	¥ (9,974)
Basic net loss per share effect | (per share)	¥ 0	$ 0	¥ 0	¥ (0.04)
Diluted net loss per share effect | (per share)	¥ 0	$ 0	¥ 0	¥ (0.04)